                                           -------------------------------------
                                                      OMB APPROVAL
                                           -------------------------------------
                                            OMB Number:                3235-0006
                                            Expires:           February 28, 1997
                                            Estimated average burden
                                            Hours per response ..........24.60
                                           -------------------------------------
                                                      SEC USE ONLY
                                           -------------------------------------

                                           -------------------------------------

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2007

               (Please read instructions before preparing form.)

If amended report check here: [_]

   Brian C. Broderick
Name of Institutional Investment Manager

   Hemenway & Barnes      60 State Street    Boston,        MA        02109
   Business Address          (Street)         (City)     (State)      (Zip)

   (617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2008.


                                                  Brian C. Broderick
                                                  -----------------------------
                                                  (Name of Institutional
                                                  Investment Manager)

                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.: Name:                    13F File No.:
-----                      ------------- -----------------------  -------------
1. John M. Cornish            28-5362    6. Kurt F. Somerville      28-10379
2. Michael B. Elefante       28-06281    7.
3. Stephen W. Kidder (35)*   28-11134    8.
4. Lawrence T. Perera        28-06167    9.
5. Michael J. Puzo           28-06165    10.

* Refers to manager number on attached detail in Item 7.

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # BRIAN C. BRODERICK\28-11136

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ---------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)    (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------  ----
                                                                         (A)   (B)   (C)              SOLE   SHARED   NONE
                                                                         --- ------- ---              ----   -------  ----
A F L A C INC.             COMMON STOCK  001055102   1054501     16837               XX                       12137
                                                                                     XX       35               4700
AT&T INC.                  COMMON STOCK  00206R102    284063      6835               XX                        5535
                                                                                     XX       35               1300
ABBOTT LABS                COMMON STOCK  002824100   1311776     23362               XX                       14712
                                                                                     XX       35               8650
AMERICAN INTERNATIONAL     COMMON STOCK  026874107    504936      8661               XX                        4786
GROUP INC.                                                                           XX       35               3875
AMGEN INC.                 COMMON STOCK  031162100    549617     11835               XX                        4270
                                                                                     XX       35               7565
ANADARKO PETROLEUM         COMMON STOCK  032511107    331078      5040               XX                        3736
CORP                                                                                 XX       35               1304
ANALOG DEVICES, INC.       COMMON STOCK  032654105    240920      7600               XX                        5400
                                                                                     XX       35               2200
ANHEUSER BUSCH CO INC.     COMMON STOCK  035229103    432433      8262               XX                        8262
APTARGROUP INC.            COMMON STOCK  038336103   2305156     56347               XX                       35937
                                                                                     XX       35              20410
AUTOMATIC DATA             COMMON STOCK  053015103    596479     13395               XX                        9495
PROCESSING                                                                           XX       35               3900
AVERY DENNISON CORP        COMMON STOCK  053611109    278985      5250               XX                        3250
                                                                                     XX       35               2000
B P PLC ADR                COMMON STOCK  055622104   1948590     26631               XX                       16424
                                                                                     XX       35              10207
BAXTER INT'L INC.          COMMON STOCK  071813109    327286      5638               XX                        2000
                                                                                     XX       35               3638
BERKSHIRE HATHAWAY INC.    CLASS B       084670207    355200        75               XX                          60
                                                                                     XX       35                 15

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # BRIAN C. BRODERICK\28-11136

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ---------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)    (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------  ----
                                                                         (A)   (B)   (C)              SOLE   SHARED   NONE
                                                                         --- ------- ---              ----   -------  ----
BRISTOL MYERS SQUIBB CO.   COMMON STOCK  110122108    385097     14521               XX                       14521
C I G N A CORP.            COMMON STOCK  125509109    352523      6561               XX       35               6561
CANADIAN NATIONAL          COMMON STOCK  136375102   2285022     48690               XX                       30528
RAILWAY CO.                                                                          XX       35              18162
CATERPILLAR INC.           COMMON STOCK  149123101    219421      3024               XX                        3024
CHEVRON CORP.              COMMON STOCK  166764100   1519226     16278               XX                        9678
                                                                                     XX       35               6600
CHUBB CORPORATION          COMMON STOCK  171232101    352041      6450               XX                        6450
CISCO SYS INC.             COMMON STOCK  17275R102   1202932     44438               XX                       33288
                                                                                     XX       35              11150
CITIGROUP INC.             COMMON STOCK  172967101    576553     19584               XX                         166
                                                                                     XX       35              19418
CITIZENS COMMUNICATIONS
  CO.                      COMMON STOCK  17453B101    159914     12562               XX                       12562
COCA COLA CO.              COMMON STOCK  191216100    635180     10350               XX                        5500
                                                                                     XX       35               4850
CONOCOPHILLIPS             COMMON STOCK  20825C104    943132     10681               XX                        9960
                                                                                     XX       35                721
E I DU PONT DE NEMOURS     COMMON STOCK  263534109    406598      9222               XX                        8022
& CO.                                                                                XX       35               1200
E M C CORP.                COMMON STOCK  268648102   1009274     54467               XX                       39467
                                                                                     XX       35              15000
EMERSON ELECTRIC CO.       COMMON STOCK  291011104   2509925     44298               XX                       28498
                                                                                     XX       35              15800

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # BRIAN C. BRODERICK\28-11136

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ---------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)    (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------  ----
                                                                         (A)   (B)   (C)              SOLE   SHARED   NONE
                                                                         --- ------- ---              ----   -------  ----
ENCANA CORP.               COMMON STOCK  292505104   3264459     48035               XX                       35485
                                                                                     XX       35              12550
EXXON MOBIL CORP.          COMMON STOCK  30231G102   7834451     83621               XX                       61704
                                                                                     XX       35              21917
F P L GROUP INC            COMMON STOCK  302571104    233163      3440               XX                        3440
GENERAL ELECTRIC CO.       COMMON STOCK  369604103   3617142     97576               XX                       78276
                                                                                     XX       35              19300
GROUPE DANONE              SPONSORED     399449107   1242417     69200               XX                       41900
                           ADR                                                       XX       35              27300
HARTFORD FINL SVCS         COMMON STOCK  416515104    298190      3420               XX                          50
GROUP INC.                                                                           XX       35               3370
HELMERICH & PAYNE INC.     COMMON STOCK  423452101    204357      5100               XX                        2300
                                                                                     XX       35               2800
HEWLETT PACKARD CO.        COMMON STOCK  428236103    566688     11226               XX                       10726
                                                                                     XX       35                500
HONEYWELL INTERNATIONAL
  INC.                     COMMON STOCK  438516106    616808     10018               XX                       10018
ITT CORPORATION            COMMON STOCK  450911102    222555      3370               XX       35               3370
INTEL CORPORATION          COMMON STOCK  458140100   3487101    130799               XX                      101084
                                                                                     XX       35              29715
INTL BUSINESS MACHINES     COMMON STOCK  459200101    327435      3029               XX                        2029
                                                                                     XX       35               1000
INVITROGEN CORP.           COMMON STOCK  46185R100   1035450     11085               XX                        8110
                                                                                     XX       35               2975
JOHNSON & JOHNSON          COMMON STOCK  478160104   4417141     66224               XX                       54249
                                                                                     XX       35              11975
KIMBERLY CLARK CORP.       COMMON STOCK  494368103    287484      4146               XX                        4146

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # BRIAN C. BRODERICK\28-11136

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ---------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)    (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------  ----
                                                                         (A)   (B)   (C)              SOLE   SHARED   NONE
                                                                         --- ------- ---              ----   -------  ----
KOSAN BIOSCIENCES INC.     (RESTRICTED)  50064W107    216000     60000               XX       35              60000
ELI LILLY & CO.            COMMON STOCK  532457108    213560      4000               XX                        4000
LINCOLN NATL CORP IND.     COMMON STOCK  534187109   1437859     24697               XX                       17420
                                                                                     XX       35               7277
MCDONALD'S CORP.           COMMON STOCK  580135101    465389      7900               XX                        7300
                                                                                     XX       35                600
MERCK & CO INC.            COMMON STOCK  589331107   2927117     50372               XX                       31948
                                                                                     XX       35              18424
MICROSOFT CORP.            COMMON STOCK  594918104   1192885     33508               XX                       26508
                                                                                     XX       35               7000
NOKIA CORP ADR A           COMMON STOCK  654902204   1164714     30339               XX                       22039
                                                                                     XX       35               8300
NOVARTIS AG ADR.           COMMON STOCK  66987V109   1782997     32830               XX                       23180
                                                                                     XX       35               9650
ORACLE CORP.               COMMON STOCK  68389X105    759952     33656               XX                       25006
                                                                                     XX       35               8650
PEPSICO INC.               COMMON STOCK  713448108   1213641     15990               XX                        8540
                                                                                     XX       35               7450
PFIZER INC.                COMMON STOCK  717081103    656329     28875               XX                       27875
                                                                                     XX       35               1000
PORTLAND GENERAL           COMMON STOCK  736508847    783396     28200               XX                       19800
ELECTRIC CO.                                                                         XX       35               8400
PROCTER & GAMBLE CO.       COMMON STOCK  742718109   4150653     56533               XX                       39838
                                                                                     XX       35              16695

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # BRIAN C. BRODERICK\28-11136

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ---------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)    (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------  ----
                                                                         (A)   (B)   (C)              SOLE   SHARED   NONE
                                                                         --- ------- ---              ----   -------  ----
ROCKWELL AUTOMATION INC.   COMMON STOCK  773903109    500236      7254               XX                        7254
ROCKWELL COLLINS INC.      COMMON STOCK  774341101    522070      7254               XX                        7254
S P D R TRUST              SERIES 1      78462F103    226626      1550               XX                          50
                                                                                     XX       35               1500
SAN JUAN BASIN ROYALTY     COMMON STOCK  798241105    825160     24735               XX                       21335
TRUST                                                                                XX       35               3400
SCHLUMBERGER LTD.          COMMON STOCK  806857108    263041      2674               XX                        2674
SIGMA ALDRICH CORP.        COMMON STOCK  826552101    698880     12800               XX                       11600
                                                                                     XX       35               1200
SONOSITE INC.              COMMON STOCK  83568G104    389192     11559               XX                        7544
                                                                                     XX       35               4015
STATE STREET CORP.         COMMON STOCK  857477103   1271754     15662               XX                        7225
                                                                                     XX       35               8437
SUNCOR ENERGY INC.         COMMON STOCK  867229106    250079      2300               XX                        1250
                                                                                     XX       35               1050
3 M COMPANY                COMMON STOCK  88579Y101   3718006     44094               XX                       34274
                                                                                     XX       35               9820
UNION PACIFIC CORP.        COMMON STOCK  907818108   1349159     10740               XX                        9044
                                                                                     XX       35               1696
V F CORP.                  COMMON STOCK  918204108    395482      5760               XX                        5760
VERISIGN INC.              COMMON STOCK  92343E102    349021      9280               XX                        5500
                                                                                     XX       35               3780
WACHOVIA CORP 2ND NEW      COMMON STOCK  929903102    298536      7850               XX                        7850
WYETH                      COMMON STOCK  983024100    647384     14650               XX                        3150
                                                                                     XX       35              11500

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # BRIAN C. BRODERICK\28-11136

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ---------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)    (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------  ----
                                                                         (A)   (B)   (C)              SOLE   SHARED   NONE
                                                                         --- ------- ---              ----   -------  ----
XILINX INC.                COMMON STOCK  983919101     218700    10000               XX                       4050
                                                                                     XX       35              5950
ZIMMER HOLDINGS INC.       COMMON STOCK  98956P102     387308     5855               XX                       3805
                                                                                     XX       35              2050
INGERSOLL RAND LTD CL A    COMMON STOCK  G4776G101     218409     4700               XX                       4700
AGGREGATE TOTAL                                    80,226,234